Leases - Total amount of lease payments on an undiscounted basis (Table) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Land Leases [Member]
Property, Plant and Equipment [Line Items]
December 31, 2023	$ 556
December 31, 2024	556
December 31, 2025	556
December 31, 2026	556
December 31, 2027	556
December 31, 2028 and thereafter	21,333
Total	24,113
Operating lease liabilities, including current portion	8,260
Discount based on incremental borrowing rate	15,853
Office Space [Member]
Property, Plant and Equipment [Line Items]
December 31, 2023	576
December 31, 2024	224
December 31, 2025	69
December 31, 2026	57
December 31, 2027	0
December 31, 2028 and thereafter	0
Total	926
Operating lease liabilities, including current portion	844
Discount based on incremental borrowing rate	82
Liquid Barges [Member]
Property, Plant and Equipment [Line Items]
December 31, 2023	619
December 31, 2024	619
December 31, 2025	619
December 31, 2026	619
December 31, 2027	619
December 31, 2028 and thereafter	0
Total	3,095
Operating lease liabilities, including current portion	2,683
Discount based on incremental borrowing rate	$ 412